Pension plans (Tables)	12 Months Ended
Dec. 31, 2012
Pension costs
Change in benefit obligation

	As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Benefit obligation at beginning of year	4,611	4,562	1,694
Transfers	(1,500)	1,500	–
Service cost	–	115	35
Interest cost	310	408	102
Plan amendment	–	4	–
Assumptions changes	432	375	58
Effect of curtailment	–	–	(34)
Benefits paid/ Actual distribution	(236)	(435)	(76)
Plan settlements	–	(119)	(26)
Effect of exchange rate changes	(272)	(83)	3
Actuarial loss	222	717	266

Benefit obligation at end of year	3,567	7,044	2,022

	As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Benefit obligation at beginning of year	3,623	5,667	1,601
Transfers	1,132	(1,132)	–
Service cost	18	79	32
Interest cost	517	272	102
Plan amendment	–	2	(23)
Assumptions changes	141	39	10
Benefits paid/ Actual distribution	(345)	(363)	(82)
Plan settlements	–	(26)	(8)
Effect of exchange rate changes	(539)	(138)	(67)
Actuarial loss	64	162	129

Benefit obligation at end of year	4,611	4,562	1,694

Change in plan assets

	As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Fair value of plan assets at beginning of year	6,277	3,662	1
Transfers	(1,612)	1,612	–
Actual return on plan assets	372	745	–
Employer contributions	–	222	76
Benefits paid/ Actual distribution	(236)	(435)	(76)
Plan settlements	–	(109)	–
Effect of exchange rate changes	(390)	(93)	–

Fair value of plan assets at end of year	4,411	5,604	1

	As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Fair value of plan assets at beginning of year	5,585	4,645	13
Transfers	1,105	(1,105)	–
Actual return on plan assets	573	125	–
Employer contributions	65	512	82
Benefits paid/ Actual distribution	(345)	(363)	(82)
Plan settlements	–	(26)	(11)
Effect of exchange rate changes	(706)	(126)	(1)

Fair value of plan assets at end of year	6,277	3,662	1

Funded Status and Financial Position

	As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Noncurrent assets	844	–	–
Current liabilities	–	(116)	(89)
Non-current liabilities	–	(1,324)	(1,932)

Funded status	844	(1,440)	(2,021)

	As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Noncurrent assets	1,666	–	–
Current liabilities	–	(69)	(78)
Non-current liabilities	–	(831)	(1,615)

Funded status	1,666	(900)	(1,693)

Assumptions used (nominal terms)

Brazil
As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Discount rate to determine benefit obligation	8.90% p.a.	9.04% p.a.	9.05% p.a.
Discount rate to determine net cost	8.90% p.a.	9.45% p.a.	9.40% p.a.
Expected return on plan assets	12.48% p.a.	12.55% p.a.	N/A
Rate of compensation increase—up to 47 years	8.15% p.a.	8.15% p.a.	N/A
Rate of compensation increase—over 47 years	5.00% p.a.	5.00% p.a.	N/A
Inflation	5.00% p.a.	5.00% p.a.	5.00% p.a.
Health care cost trend rate	N/A	N/A	8.15% p.a.

Brazil
As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Discount rate to determine benefit obligation	10,78% p.a.	11,30% p.a.	11,30% p.a.
Discount rate to determine net cost	10,78% p.a.	11,30% p.a.	11,30% p.a.
Expected return on plan assets	14,25% p.a.	13,79% p.a.	N/A
Rate of compensation increase—up to 47 years	8,15% p.a.	8,15% p.a.	N/A
Rate of compensation increase—over 47 years	5,00% p.a.	5,00% p.a.	N/A
Inflation	5,00% p.a.	5,00% p.a.	5,00% p.a.
Health care cost trend rate	N/A	N/A	8,15% p.a.

Foreign
As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Discount rate to determine benefit obligation	N/A	4.16% p.a.	4.20% p.a.
Discount rate to determine net cost	N/A	5.08% p.a.	4.20% p.a.
Expected return on plan assets	N/A	6.21% p.a.	6.50% p.a.
Rate of compensation increase—up to 47 years	N/A	4.04% p.a.	3.00% p.a.
Rate of compensation increase—over 47 years	N/A	4.04% p.a.	3.00% p.a.
Inflation	N/A	2.00% p.a.	2.00% p.a.
Initial health care cost trend rate	N/A	N/A	7.01% p.a.
Ultimate health care cost trend rate	N/A	N/A	4.49% p.a.

Foreign
As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Discount rate to determine benefit obligation	N/A	5.08% p.a.	5.10% p.a.
Discount rate to determine net cost	N/A	5.43% p.a.	5.10% p.a.
Expected return on plan assets	N/A	6.51% p.a.	6.50% p.a.
Rate of compensation increase—up to 47 years	N/A	4.10% p.a.	3.00% p.a.
Rate of compensation increase—over 47 years	N/A	4.10% p.a.	3.00% p.a.
Inflation	N/A	2.00% p.a.	2.00% p.a.
Initial health care cost trend rate	N/A	N/A	7.22% p.a.
Ultimate Health care cost trend rate	N/A	N/A	4.49% p.a.

Schedule of pension cost

	Year ended in December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost—benefits earned during the year	26	87	36
Interest cost on projected benefit obligation	424	296	102
Expected return on assets	(766)	(312)	–
Amortizations and (gain) / loss	–	47	(17)
Transfer	4	(4)	–

Net pension cost (credit)	(312)	114	121

	Year ended in December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost—benefits earned during the year	18	79	32
Interest cost on projected benefit obligation	517	272	102
Expected return on assets	(785)	(258)	–
Amortizations and (gain) / loss	–	24	(35)

Net pension cost (credit)	(250)	117	99

	Year ended in December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost—benefits earned during the year	2	59	27
Interest cost on projected benefit obligation	329	361	97
Expected return on assets	(531)	(321)	–
Amortizations and (gain) / loss	–	18	(14)
Net deferral	(1)	–	–

Net pension cost (credit)	(201)	117	110

Accumulated benefit obligation

	As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Accumulated benefit obligation	3,567	6,935	2,022
Projected benefit obligation	3,567	7,044	2,022
Fair value of plan assets	(4,411)	(5,604)	(1)

	As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Accumulated benefit obligation	4,610	4,404	1,694
Projected benefit obligation	4,611	4,562	1,694
Fair value of plan assets	(6,277)	(3,662)	(1)

Impact of 1% variation in assumed health care cost trend rate

	As of December 31,
	1% Increase		1% Decrease
	2012	2011	2012	2011
Accumulated postretirement benefit obligation (APBO)	360	258	(281)	(206)
Interest and service costs	31	22	(19)	(18)

Other Cumulative Comprehensive Income (Deficit)

	As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Net prior service (cost)/credit	–	(9)	–
Net actuarial (loss)/gain	(1,052)	(1,272)	193
Effect of exchange rate changes	13	(5)	–
Deferred income tax	353	346	(70)

Amounts recognized in other cumulative comprehensive income (deficit)	(686)	(940)	123

	As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Net prior service (cost)/credit	–	(15)	–
Net actuarial (loss)/gain	(181)	(885)	292
Effect of exchange rate changes	(24)	3	–
Deferred income tax	70	249	(76)

Amounts recognized in other cumulative comprehensive income (deficit)	(135)	(648)	216

Change in Other Cumulative Comprehensive Income (Deficit)

	As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Net prior service (cost)/credit not yet recognized in NPPC (a) at beginning of year	–	(9)	–
Net actuarial (loss)/gain not yet recognized in NPPC (a) at beginning of year	(205)	(888)	292
Deferred income tax at beginning of year	70	249	(76)

Effect of initial recognition of cumulative comprehensive income (deficit)	(135)	(648)	216
Amortization of net prior service (cost)/credited	–	4	–
Amortization of net actuarial (loss)/gain	–	106	80
Total net actuarial (loss)/gain arising during year	(874)	(468)	(179)
Transfers	18	(18)	–
Effect of exchange rate changes	13	(4)	–
Deferred income tax	292	88	6

Total recognized in other cumulative comprehensive income (deficit)	(686)	(940)	123

	As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Net prior service (cost)/credit not yet recognized in NPPC (a) at beginning of year	–	(14)	–
Net actuarial (loss)/gain not yet recognized in NPPC (a) at beginning of year	242	(629)	334
Deferred income tax at beginning of year	(82)	201	(111)

Effect of initial recognition of cumulative comprehensive income (deficit)	160	(442)	223
Amortization of net transition (obligation)/asset	–	(5)	–
Amortization of net prior service (cost)/credited	–	5	–
Amortization of net actuarial (loss)/gain	–	19	2
Total net actuarial (loss)/gain arising during year	(423)	(290)	(48)
Effect of exchange rate changes	(24)	17	4
Deferred income tax	152	48	35

Total recognized in other cumulative comprehensive income (deficit)	(135)	(648)	216

(a)
Net periodic pension cost.

Estimated future benefit payments

	As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
2013	226	565	95
2014	223	457	96
2015	219	464	99
2016	215	472	100
2017	211	479	101
2018 and thereafter	981	2,398	490

Summary of participant data

	As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Active participants
Number	14	76,511	11,727
Average age—years	52	36	40
Average service—years	28	7	7
Terminated vested participants
Number	–	6,519	–
Average age—years	–	47	–
Retirees and beneficiaries
Number	16,740	19,245	31,737
Average age—years	67	70	68

	As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Active participants
Number	202	67,951	74,729
Average age—years	50	36	36
Average service—years	27	7	8
Terminated vested participants
Number	–	5,815	–
Average age—years	–	39	–
Retirees and beneficiaries
Number	18,380	18,189	32,663
Average age—years	66	71	64

Underfunded other benefits
Pension costs
Fair value measurements by category

	As of December 31, 2012
	Level 1	Level 2	Level 3	Total
Asset by category
Cash and cash equivalents	1	–	–	1

Total	1	–	–	1

Funds not related to risk plans				–

Fair value of plan assets at end of year				1

	As of December 31, 2011
	Level 1	Level 2	Level 3	Total
Asset by category
Cash and cash equivalents	1	–	–	1

Total	1	–	–	1

Funds not related to risk plans				–

Fair value of plan assets at end of year				1

Brazil | Overfunded pension plans
Pension costs
Fair value measurements by category

	As of December 31, 2012
	Level 1	Level 2	Level 3	Total
Asset by category
Accounts Receivable	5	–	–	5
Equity securities—liquid	1,128	1	–	1,129
Debt securities—Corporate bonds	–	272	–	272
Debt securities—Government bonds	1,976	–	–	1,976
Investment funds—Fixed Income	1,678	–	–	1,678
Investment funds—Equity	252	–	–	252
International investments	14	–	–	14
Structured investments—Private Equity funds	–	–	192	192
Structured investments—Real estate funds	–	–	8	8
Real estate	–	–	458	458
Loans to Participants	–	–	195	195

Total	5,053	273	853	6,179

Funds not related to risk plans				(1,768)

Fair value of plan assets at end of year				4,411

	As of December 31, 2011
	Level 1	Level 2	Level 3	Total
Asset by category
Cash and cash equivalents	2	–	–	2
Accounts Receivable	15	–	–	15
Equity securities—liquid	1,425	83	–	1,508
Debt securities—Corporate bonds	–	560	–	560
Debt securities—Government bonds	2,134	–	–	2,134
Investment funds—Fixed Income	2,292	–	–	2,292
Investment funds—Equity	539	–	–	539
International investments	13	–	–	13
Structured investments—Private Equity funds	–	–	194	194
Structured investments—Real estate funds	–	–	21	21
Real estate	–	–	482	482
Loans to Participants	–	–	345	345

Total	6,420	643	1,042	8,105

Funds not related to risk plans				(1,828)

Fair value of plan assets at end of year				6,277

Fair value measurements using significant unobservable inputs Level 3

	As of December 31, 2012
	Private Equity Funds	Real State Funds	Real State	Loans to Participants	Total
Beginning of the year	194	21	482	345	1,042

Actual return on plan assets	13	(8)	120	26	151
Assets sold during the year	(19)	–	(31)	(84)	(134)
Assets purchases, sales and settlements	75	–	27	93	195
Cumulative translation adjustment	(15)	(1)	(38)	(17)	(71)
Transfers in and/or out of Level 3	(56)	(4)	(102)	(168)	(330)

End of the year	192	8	458	195	853

	As of December 31, 2011
	Private Equity Funds	Real State Funds	Real State	Loans to Participants	Total
Beginning of the year	128	19	288	182	617

Actual return on plan assets	(8)	–	79	49	120
Assets sold during the year	(1)	–	(22)	(117)	(140)
Assets purchases, sales and settlements	37	–	135	116	288
Cumulative translation adjustment	(16)	(2)	(35)	(36)	(89)
Transfers in and/or out of Level 3	54	4	37	151	246

End of the year	194	21	482	345	1,042

Brazil | Overfunded pension plans | Old Plan
Pension costs
Schedule of target allocation for each investment segment or asset class

	December 31, 2012	December 31, 2011
Fixed income	56%	57%
Equity	25%	24%
Structured investments	6%	6%
International investments	1%	1%
Real estate	8%	8%
Loans to participants	4%	4%

Brazil | Overfunded pension plans | Vale Mais Plan
Pension costs
Schedule of target allocation for each investment segment or asset class

	December 31, 2012	December 31, 2011
Fixed income	55%	56%
Equity	24%	24%
Structured investments	4%	3.5%
International investments	1%	0.5%
Real estate	7%	6%
Loans to participants	10%	10%

Foreign | Underfunded pension plans
Pension costs
Fair value measurements by category

	As of December 31, 2012
	Level 1	Level 2	Level 3	Total
Asset by category
Cash and cash equivalents	55	34	–	89
Accounts Receivable	4	–	–	4
Equity securities—liquid	1,566	19	–	1,585
Debt securities—Corporate bonds	–	511	–	511
Debt securities—Government bonds	509	484	–	993
Investment funds—Fixed Income	1,592	426	–	2,018
Investment funds—Equity	510	412	–	922
International investments	4	–	–	4
Structured investments—Private Equity funds	–	–	43	43
Real estate	–	–	138	138
Loans to Participants	–	–	207	207

Total	4,240	1,886	388	6,514

Funds not related to risk plans				(910)

Fair value of plan assets at end of year				5,604

	As of December 31, 2011
	Level 1	Level 2	Level 3	Total
Asset by category
Cash and cash equivalents	17	24	–	41
Accounts Receivable	11	–	–	11
Equity securities—liquid	1,231	1	–	1,232
Debt securities—Corporate bonds	–	259	–	259
Debt securities—Government bonds	33	627	–	660
Investment funds—Fixed Income	439	568	–	1,007
Investment funds—Equity	74	376	–	450
International investments	–	2	–	2

Total	1,805	1,857	–	3,662

Funds not related to risk plans				–

Fair value of plan assets at end of year				3,662

Fair value measurements using significant unobservable inputs Level 3

	As of December 31, 2012
	Private Equity Funds	Real State Funds	Real State	Loans to Participants	Total
Beginning of the year	–	–	–	–	–

Actual return on plan assets	1	–	35	27	63
Assets sold during the year	(6)	(1)	(3)	(71)	(81)
Assets purchases, sales and settlements	34	–	12	106	152
Cumulative translation adjustment	(3)	–	12	(16)	(7)
Transfers in and/or out of Level 3	17	1	82	161	261

End of the year	43	–	138	207	388

	As of December 31, 2011
	Private Equity Funds	Real State Funds	Real State	Loans to Participants	Total
Beginning of the year	15	1	37	151	204

Transfers in and/or out of Level 3	(15)	(1)	(37)	(151)	(204)

End of the year	–	–	–	–	–